Leases (Details) - Schedule of total lease costs $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Finance lease cost
Amortization of right-of-use assets	$ 1,990
Interest on lease liabilities	664
Total finance lease cost	2,654
Operating lease cost	4,657
Variable lease cost	159
Total lease cost	$ 7,470